Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 109.3%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%,12/01/35	$545	$561,410

Arizona — 2.6%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,499,056
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	976,418
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, 3.00%, 07/01/49	1,500	1,356,930
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	550	579,441
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	155	188,571

		4,600,416

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,210	1,033,279

California — 10.3%
ABC Unified School District, GO, (FGIC), 0.00%, 08/01/34(b)	1,215	785,874
Alvord Unified School District, GO, Refunding Series B, 0.00%, 08/01/41(b)	1,175	548,749
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	161,565
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,525,272
Loma Linda University Medical Center, 5.00%, 12/01/46	290	283,727
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,310,700
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,065	1,169,540

Security	Par (000)	Value

California (continued)
5.25%, 05/01/33	$830	$895,155
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,542,000
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	655	639,005
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(c)	1,620	1,870,906
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(c)	2,905	3,276,085
5.25%, 05/15/38	825	910,891
State of California, GO, Various Purposes, 6.00%, 03/01/33	850	852,941
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,135,980
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	932,611
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	717,250

		18,558,251

Colorado — 2.5%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	287,440
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(b)	1,760	938,502
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,109,780
5.50%, 11/15/30	330	365,554
5.50%, 11/15/31	400	442,772
Colorado Health Facilities Authority, Refunding RB:
Commonspirit Health, Series A-2, 3.25%, 08/01/49	1,195	1,002,223

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	$290	$270,814

		4,417,085

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	1,545	1,580,921
Series A-1, 3.80%, 11/15/39	995	1,026,213

		2,607,134

Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	505,745
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,605	1,737,589

		2,243,334

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail and Capital Improvement Projects, Series B, 4.00%, 10/01/49	530	501,698

Florida — 8.1%
Broward County FL Airport System Revenue, RB, AMT, Series A, 5.00%, 10/01/49	300	329,295
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	1,005	1,072,285
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,183,647
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,073,420
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	80	81,842
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	80	81,837

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	$1,170	$1,287,644
Series B, AMT, 6.25%, 10/01/38	525	585,475
Series B, AMT, 6.00%, 10/01/42	700	775,516
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(c)	2,440	2,664,382
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(b):
0.00%, 10/01/38	1,000	535,790
0.00%, 10/01/41	555	231,085
0.00%, 10/01/42	410	163,656
0.00%, 10/01/43	370	141,414
0.00%, 10/01/44	380	139,198
0.00%, 10/01/45	1,315	461,328
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	248,057
5.38%, 05/01/47	260	267,940
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,200	1,355,148

		14,678,959

Georgia — 2.6%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/37	1,475	1,681,353
5.00%, 05/15/38	910	1,030,448
5.00%, 05/15/49	1,080	1,254,042
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	280	269,396
5.00%, 01/01/56	385	406,094

		4,641,333

Hawaii — 0.6%
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	485	528,223
5.25%, 08/01/26	525	570,539

		1,098,762

Illinois — 13.3%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	295	284,362
Project, 5.25%, 12/01/35	970	960,853

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	$530	$540,944
Dedicated Revenues, Series G, 5.00%, 12/01/34	290	279,946
5.00%, 12/01/25	415	423,570
Chicago Board of Education, GO:
,5.00%, 12/01/46	345	310,538
,5.00%, 12/01/46	885	765,454
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,043,700
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(c)	2,065	2,142,128
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,053,840
5.25%, 12/01/40	1,000	1,051,470
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,013,440
5.25%, 12/01/43	1,500	1,498,020
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,189,000
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(b)	2,965	529,756
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	1,215	1,081,982
Metropolitan Pier & Exposition Authority, Refunding RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/54(b)	4,140	823,280
McCormick Place Expansion Project, 4.00%, 06/15/50	315	262,304
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	1,370	1,438,322
6.00%, 06/01/21	390	411,563
State of Illinois, GO:
5.25%, 02/01/32	2,200	2,118,534
5.50%, 07/01/33	1,000	972,770
5.50%, 07/01/38	415	391,997
Series D, 5.00%, 11/01/28	440	428,547

		24,016,320

Security	Par (000)	Value

Indiana — 2.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	$1,350	$1,412,586
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	168,059
6.75%, 01/15/43	355	339,834
6.88%, 01/15/52	515	487,236
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	683,760
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	639,022

		3,730,497

Iowa — 2.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,255	1,196,592
Midwestern Disaster Area, 5.25%, 12/01/25	865	860,736
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series B, 3.00%, 12/01/39	1,885	1,774,049

		3,831,377

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	655	581,077

Louisiana — 3.4%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,679,505
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,437,849
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,895	1,996,193

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	$965	$965,869

		6,079,416

Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	794,284
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	420	452,172

		1,246,456

Maryland — 1.3%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	173,867
County of Montgomery Housing Opportunites Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,200	2,217,644

		2,391,511

Massachusetts — 2.7%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	170	170,485
Suffolk University, 4.00%, 07/01/39	2,045	2,070,971
Massachusetts Educational Financing Authority, RB, Subordinate Education Loan Revenue Bonds, AMT, 3.75%, 07/01/47	2,135	2,056,197
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	545	545,654

		4,843,307

Michigan — 2.4%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,474,119
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	645	619,761
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	570	573,996
State of Michigan HDA, RB, S/F Housing, Series C, 4.13%, 12/01/38	860	923,941
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A-1, 3.35%, 10/01/49	420	422,705

Security	Par (000)	Value

Michigan (continued)
S/F Housing, Series A, 4.00%, 06/01/49	$310	$328,826

		4,343,348

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	154,290

Nevada — 1.0%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	1,802,200

New Hampshire — 0.6%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	1,036,690

New Jersey — 4.7%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	980,631
New Jersey Transportation Trust Fund Authority, RB, Series AA:
Transportation Program Bonds, 4.13%, 06/15/39	1,210	1,089,811
Transportation System, 5.50%, 06/15/39	2,475	2,505,121
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	180	177,831
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	3,610	3,629,205

		8,382,599

New York — 5.4%
City of New York Water & Sewer System, RB, 2nd General Resolution Revenue Bonds, 3.00%, 06/15/50	3,000	2,767,800
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,097,250
Metropolitan Transportation Authority, Refunding RB, Sereis C-1, 5.00%, 11/15/56	3,010	3,077,063

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$475	$484,263
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(e)	1,735	1,829,401
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	510	523,642

		9,779,419

North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Novant Health Obligated Group, 4.00%, 11/01/52	445	463,089
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	105	93,984
(AGM), 4.00%, 01/01/55	100	102,117

		659,190

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	1,895	1,676,468
County of Montgomery Ohio, Refunding RB, Premier Health Partners Obligated Group, 4.00%, 11/15/42	715	600,157
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	460	417,928
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	295	305,467
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	1,077,788
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,077,070

		5,154,878

Oklahoma — 0.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	351,514
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	443,020

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	$760	$782,025

		1,576,559

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	245	255,981

Pennsylvania — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	562,361
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	915	908,375
County of Bucks IDA, RB, St. Luke’s University Health Network Project, 4.00%, 08/15/50	1,430	1,430,501
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	560	563,388
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	525	532,124
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	858,120
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47	105	87,839
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/44	1,000	1,057,120
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,490	1,537,799
Pennsylvania Turnpike Commission, RB, Series A:
5.63%, 12/01/20(c)	1,470	1,510,410
5.63%, 12/01/20(c)	545	559,982
Subordinate, 4.00%, 12/01/49	1,215	1,244,184

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,500	$1,666,275

		12,518,478

Puerto Rico — 5.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	430	430,340
5.63%, 05/15/43	445	438,369
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	1,280	1,215,808
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	465	461,150
6.00%, 07/01/44	840	839,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	991	892,722
Series A-1, 5.00%, 07/01/58	4,612	4,307,700
Series A-2, 4.33%, 07/01/40	364	325,088
Series A-2, 4.78%, 07/01/58	136	122,426
Series B-1, 4.75%, 07/01/53	252	227,123
Series B-2, 4.78%, 07/01/58	244	217,521

		9,478,096

Rhode Island — 3.0%
Rhode Island Turnpike & Bridge Authority, RB, Series A:
3.00%, 10/01/38	375	375,626
3.00%, 10/01/39	535	535,080
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	552,631
Series B, 4.50%, 06/01/45	3,950	4,026,433

		5,489,770

South Carolina — 5.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,837,639
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,156,971
5.50%, 07/01/41	1,000	1,070,820
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,685	1,702,423
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	820	889,995

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(c)	$1,280	$1,525,658

		10,183,506

Tennessee — 0.8%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	1,500	1,444,770

Texas — 6.6%
Brazos Higher Education Authority, Inc., RB, Subordinate, Student Loan Program, Series 1B (AMT), 3.00%, 04/01/40	70	59,233
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(c)	2,600	2,690,402
City of Houston Texas Airport System Revenue, Refunding RB, Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	250	252,685
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	1,535	1,580,052
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	778,594
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(c)	710	796,592
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	230	245,803
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58	1,795	1,857,125
Texas Transportation Commission, RB, First Tier Toll Revenue(b):
CAB, 0.00%, 08/01/41	1,950	717,775
0.00%, 08/01/35	310	157,886
0.00%, 08/01/36	170	82,239
0.00%, 08/01/37	225	103,304
0.00%, 08/01/38	810	351,961
0.00%, 08/01/44	1,010	315,797
0.00%, 08/01/45	1,775	526,802
University of Texas System, Refunding RB, Series A, 3.50%, 08/15/50	1,060	1,318,746

		11,834,996

Virginia — 3.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(c)	560	599,194

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$1,395	$1,321,763
Virginia Housing Development Authority, RB:
M/F, Rental Housing, Series D, 3.90%, 10/01/48	1,570	1,645,815
Series E, 3.15%, 12/01/49	1,070	1,040,372
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(d)	585	547,695
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,715	1,767,873

		6,922,712

West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,940	1,980,022

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	963,976
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.45%, 05/01/57	660	710,721
3.15%, 11/01/44	520	523,967

		2,198,664

Total Municipal Bonds — 109.3% (Cost — $195,187,832)		196,857,790

Municipal Bonds Transferred to Tender Option Bond Trusts — 52.6%(f)

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,065	1,129,667

California — 8.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(g)	1,998	2,137,631
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(c)	6,000	6,061,080

Security	Par (000)	Value

California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(c)(g)	$5,251	$5,309,097
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,980	2,285,801

		15,793,609

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	610	662,613

Florida — 5.7%
City of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,727,743
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,918	2,021,247
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	2,660	2,654,334
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(g)	3,858	3,914,083

		10,317,407

Georgia — 2.5%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A:
3.70%, 06/01/49	2,696	2,775,472
3.60%, 12/01/44	1,615	1,666,407

		4,441,879

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	2	2,413

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
4.00%, 02/15/41	$912	$962,142

		964,555

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	563	606,776

Maryland — 2.0%
City of Baltimore Maryland, RB, Water Projects, Series A, 4.00%, 07/01/49	3,378	3,618,691

Michigan — 4.3%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,964	2,030,460
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 4.00%, 04/15/54	2,524	2,752,067
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,917,097

		7,699,624

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,206	1,264,295

Nevada — 5.2%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,740	3,138,038
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	6,070	6,312,133

		9,450,171

New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,002,181

New York — 10.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,280	1,368,192
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,116,903

Security	Par (000)	Value

New York (continued)
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(c)	$4,408	$4,726,584
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(c)	799	826,756
5.75%, 02/15/47	491	508,596
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,577,229
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	2,560	2,670,149

		18,794,409

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,769	1,952,820
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	1,514	1,702,406

		3,655,226

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	1,440	1,530,389
3.95%, 10/01/43	514	585,036

		2,115,425

South Carolina — 1.3%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(g)	2,235	2,275,029

Texas — 4.2%
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,703	2,969,757
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(c)	3,480	3,698,753
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	495	531,905

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
3.75%, 09/01/49	$271	$291,620

		7,492,035

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,641	1,711,403

Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,718,185

Security	Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.6% (Cost — $92,870,165)	$94,713,180

Total Long-Term Investments — 161.9% (Cost — $288,057,997)	291,570,970

Total Investments — 161.9% (Cost — $288,057,997)	291,570,970
Other Assets Less Liabilities — 2.0%	3,443,937

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.0)%	(55,800,355)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (32.9)%	(59,158,449)

Net Assets Applicable to Common Shares — 100.0%	$180,056,103

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to August 1, 2039, is $11,759,292.

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	382,946	—	(382,946	)(c)	—	$—	$8,701	$2,141	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$291,570,970	$—	$291,570,970

(a)	See above Schedule of Investments for values in state or political division.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,572,504)	$—	$(55,572,504)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(114,972,504)	$—	$(114,972,504)

11